Investment in Associated Companies - Investments Either Recorded Using Equity Method or At Cost Less Impairment (Detail) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Schedule of Investments [Line Items]
Total investment in associated companies	$ 1,615	$ 1,473
Seabras Sapura Participacoes Sa [Member]
Schedule of Investments [Line Items]
Equity method investments	76	63
Seabras Sapura Hold Co Ltd [Member]
Schedule of Investments [Line Items]
Equity method investments	334	290
SeaMex Limited [Member]
Schedule of Investments [Line Items]
Equity method investments	107	102
Direct Ownership Interest [Member] | Seadrill Partners LLC [Member]
Schedule of Investments [Line Items]
Equity method investments	914	857
Subordinated Units [Member] | Seadrill Partners LLC [Member]
Schedule of Investments [Line Items]
Equity method investments	120	97
Member Interest and Incentive Distribution Rights [Member] | Seadrill Partners LLC [Member]
Schedule of Investments [Line Items]
Cost method investments	$ 64	$ 64